Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	$ (1,392)	$ 293	$ 2,654
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	20,300
Financial assets, ending balance	21,417	20,300
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	9,656
Financial liabilities, ending balance	11,515	9,656
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	75,266
Financial liabilities, ending balance	89,637	75,266
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0	0
– exchange differences	(3)	19	(2)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	162	105	53
Total gains recognised in profit or loss	15	307	0
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(3)	19	(2)
– exchange differences	(3)	19	(2)
Purchases	482	3	63
New issuances	24	4	2
Sales	0	(259)	(1)
Settlements	(8)	(14)	(12)
Transfers out	(1)	(4)	(5)
Transfers in	186	1	7
Financial liabilities, ending balance	857	162	105
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	2	1	(3)
Designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	157,439
Financial liabilities, ending balance	151,686	157,439
Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0	0
– exchange differences	2	282	(78)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	5,306	5,008	5,016
Total gains recognised in profit or loss	(456)	58	(117)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	2	282	(78)
– exchange differences	2	282	(78)
Purchases	0	0	0
New issuances	2,725	785	1,091
Sales	0	0	0
Settlements	(896)	(678)	(853)
Transfers out	(339)	(502)	(275)
Transfers in	895	353	224
Financial liabilities, ending balance	7,237	5,306	5,008
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	106	(91)	100
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	303,001
Financial liabilities, ending balance	200,156	303,001
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0	0
– exchange differences	29	331	(162)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	4,188	3,725	2,302
Total gains recognised in profit or loss	466	1,293	2,105
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	29	331	(162)
– exchange differences	29	331	(162)
Purchases	0	0	0
New issuances	0	0	0
Sales	0	0	0
Settlements	(1,537)	(1,155)	(307)
Transfers out	(221)	(258)	(270)
Transfers in	496	252	57
Financial liabilities, ending balance	3,421	4,188	3,725
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(4)	(1,621)	1,104
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	402,054
Financial assets, ending balance	350,002	402,054
Financial investments | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	402,054
Financial assets, ending balance	350,002	402,054
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	3,654	3,339	3,218
Total gains recognised in profit or loss	2	30	(13)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(391)	423	(29)
– financial investments: fair value gains	(360)	289	(19)
– exchange differences	(31)	134	(10)
Purchases	390	61	610
New issuances	0	0	0
Sales	(214)	(403)	(271)
Settlements	(177)	(129)	(401)
Transfers out	(311)	(79)	(22)
Transfers in	290	412	247
Financial assets, ending balance	3,243	3,654	3,339
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(31)	134	(10)
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	231,990
Financial assets, ending balance	260,250	231,990
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,499	3,865	4,979
Total gains recognised in profit or loss	(155)	535	(541)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	23	286	(171)
– financial investments: fair value gains	0	0	0
– exchange differences	23	286	(171)
Purchases	1,094	488	199
New issuances	0	0	0
Sales	(244)	(1,002)	(577)
Settlements	(494)	(1,100)	(22)
Transfers out	(512)	(993)	(797)
Transfers in	298	420	795
Financial assets, ending balance	2,509	2,499	3,865
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(99)	(32)	(7)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	23	286	(171)
Designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	45,553
Financial assets, ending balance	49,120	45,553
Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	11,477	10,404	9,476
Total gains recognised in profit or loss	1,038	610	(106)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(114)	290	(4)
– financial investments: fair value gains	0	0	0
– exchange differences	(114)	290	(4)
Purchases	1,631	2,107	1,594
New issuances	0	1	0
Sales	(499)	(1,618)	(424)
Settlements	(436)	(265)	(170)
Transfers out	(159)	(77)	(63)
Transfers in	50	25	101
Financial assets, ending balance	12,988	11,477	10,404
Unrealised gains/(losses) recognised in profit or loss relating to assets held	885	412	(140)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(114)	290	(4)
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	307,726
Financial assets, ending balance	209,516	307,726
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,670	3,855	2,136
Total gains recognised in profit or loss	195	44	2,237
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	23	290	(147)
– financial investments: fair value gains	0	0	0
– exchange differences	23	290	(147)
Purchases	0	0	0
New issuances	0	0	0
Sales	0	0	0
Settlements	(359)	(1,280)	(262)
Transfers out	(126)	(426)	(139)
Transfers in	274	187	30
Financial assets, ending balance	2,677	2,670	3,855
Unrealised gains/(losses) recognised in profit or loss relating to assets held	175	707	529
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	23	290	(147)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	15	307	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	2	1	(3)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	466	1,293	2,105
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(4)	(1,621)	1,104
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	(155)	535	(541)
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(99)	(32)	(7)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	195	44	2,237
Unrealised gains/(losses) recognised in profit or loss relating to assets held	175	707	529
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	(456)	58	(117)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	106	(91)	100
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	1,038	610	(106)
Unrealised gains/(losses) recognised in profit or loss relating to assets held	885	412	(140)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	0	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	0	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	0	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	2	30	(13)
– gains less losses from financial investments held at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	0	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	0	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	$ 0	$ 0	$ 0